Key Assumptions Used in Measuring the Retained Interests in Finance Receivables of Sales (Detail)	12 Months Ended
Mar. 31, 2009
Key assumptions: (rates per annum)
Annual prepayment rate	5.00%
Expected credit losses	2.00%